Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,213,000
Previously Paid Amount	0.00
Total Fee Amount	305.62
Total Offset Amount	0.00
Net Fee	305.62
Narrative - Max Aggregate Offering Price	$ 2,213,000
Final Prospectus	true